Document and Entity Information	Jun. 23, 2022
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 23, 2022
Entity File Number	001-36182
Entity Registrant Name	XENCOR, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1622502
Entity Address, Address Line One	111 West Lemon Avenue
Entity Address, State or Province	CA
Entity Address, City or Town	Monrovia
Entity Address, Postal Zip Code	91016
City Area Code	626
Local Phone Number	305-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XNCR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001326732
Amendment Flag	false